Consolidated Statement of Stockholders Equity (Deficit) (Parenthetical) (USD $)	Apr. 21, 2011	Oct. 13, 2010	Aug. 03, 2010	Jul. 15, 2010
Statement of Stockholders' Equity [Abstract]
Per Share Issue Price	$ 0.25	$ 0.01	$ 0.001	$ 0.001